SUPPLEMENT DATED NOVEMBER 14, 2008
                     TO THE PROSPECTUS DATED MARCH 31, 2008

                                       AND

                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index. Long positions are typically held at 120% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of 20% of the underlying stock portfolio. The portfolio, including the net short positions, therefore maintains an expected beta of one to the S&P 500 Index while capturing better performance, in the long-run, than the S&P 500 Index.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE DELETE THE FOURTH PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Sub-Adviser will predominantly invest in large-cap US equities. In addition, the Sub-Adviser in general will maintain characteristics - risk factor exposures, sector and industry weights, etc. - similar to those of the S&P 500 Index.


EFFECTIVE NOVEMBER 5, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND, PLEASE DELETE THE EIGHTH BULLET IN ITS ENTIRETY.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND, PLEASE DELETE THE SECOND, THIRD AND FOURTH PARAGRAPHS IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. As of September 30, 2008, PPM's Public Fixed Income Group managed approximately $39.5 billion in assets, including approximately $5.3 in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $19 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.5 billion in high yield assets for PPM clients. Mr. Richards has over twenty-five years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company. Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA CORE EQUITY FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, AND JNL/PPM AMERICA VALUE EQUITY FUND, PLEASE ADD THE FOLLOWING PARAGRAPH:

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $7.9 billion in assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA CORE EQUITY FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, AND JNL/PPM AMERICA VALUE EQUITY FUND, PLEASE ADD THE FOLLOWING PARAGRAPH:

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.


This Supplement is dated November 14, 2008.

(To be used with VC4224 10/08,  VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723
10/08,  VC5825 10/08,  VC5884 10/08,  VC5885 10/08,  VC3656 03/08, VC5526 03/08,
VC3657 03/08,  FVC4224FT  03/08,  NV4224 10/08,  NV3174CE  03/08,  NV5526 03/08,
NV3784 03/08, NV5869 10/08, NV5890 10/08, HR105 03/08 and VC2440 03/08.)

                                                                   CMX2546 11/08

                       SUPPLEMENT DATED NOVEMBER 14, 2008
                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE NOVEMBER 5, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND, PLEASE DELETE THE EIGHTH BULLET IN ITS ENTIRETY.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND, PLEASE DELETE THE SECOND, THIRD AND FOURTH PARAGRAPHS IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. As of September 30, 2008, PPM's Public Fixed Income Group managed approximately $39.5 billion in assets, including approximately $5.3 in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $19 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.5 billion in high yield assets for PPM clients. Mr. Richards has over twenty-five years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company. Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA CORE EQUITY FUND AND JNL/PPM AMERICA VALUE EQUITY FUND, PLEASE ADD THE FOLLOWING PARAGRAPH:

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $7.9 billion in assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.


EFFECTIVE NOVEMBER 14, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA CORE EQUITY FUND AND JNL/PPM AMERICA VALUE EQUITY FUND, PLEASE ADD THE FOLLOWING PARAGRAPH:

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.


This Supplement is dated November 14, 2008.

(To be used with NV5825 03/08.)

                                                                   NMU2547 11/08

                       SUPPLEMENT DATED NOVEMBER 14, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE NOVEMBER 5, 2008, ON PAGES 107, 108 AND 111, PLEASE REMOVE ALL REFERENCES TO LISA PARISI FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND.


EFFECTIVE NOVEMBER 14, 2008, ON PAGES 138 AND 139, PLEASE DELETE THE TABLES IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following tables reflect information as of September 30, 2008:

JNL/PPM America Core Equity Fund
PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   8                     $354,614,897
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   9                    $2,656,295,340
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   13                   $3,167,196,242
                                                                 -----------------------    ------------------------

JNL/PPM America Mid Cap Value Fund
PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   8                     $354,614,897
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   9                    $2,656,295,340
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   13                   $3,167,196,242
                                                                 -----------------------    ------------------------

JNL/PPM America Small Cap Value Fund
PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   8                     $354,614,897
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   9                    $2,656,295,340
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   13                   $3,167,196,242
                                                                 -----------------------    ------------------------

JNL/PPM America Value Equity Fund
PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   8                     $354,614,897
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   9                    $2,656,295,340
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   13                   $3,167,196,242
                                                                 -----------------------    ------------------------

JNL/PPM America High Yield Bond Fund
                                                                       Number Of                     Total
Anthony Balestrieri                                                     ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   1                     $225,643,806
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   8                    $4,482,279,115
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   6                    $14,436,872,736
                                                                 -----------------------    ------------------------

Scott Richards                                                         Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
Registered investment companies: .......................                   1                     $225,643,806
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................                   1                    $2,312,574,076
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------


EFFECTIVE NOVEMBER 14, 2008, ON PAGE 140, PLEASE DELETE THE TABLE ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PPM AMERICA CORE EQUITY FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, AND JNL/PPM AMERICA VALUE EQUITY FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND AND JNL/PPM AMERICA CORE EQUITY FUND

------------------------------------- -------------- -------------- ---------------- -------------- ---------------
SECURITY OWNERSHIP OF                   Richard           Kevin          Jeffrey         Samuel          Alford
PORTFOLIO MANAGERS                       Brody          McCloskey         Moran            Yee            Zick
                                      -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
None                                        X              X               X               X              X
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
$1-$10,000
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
$10,001-$50,000
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
$50,001-$100,000
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
$100,001-$500,000
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
$500,001-$1,000,000
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
------------------------------------- -------------- -------------- ---------------- -------------- ---------------
Over $1,000,000
------------------------------------- -------------- -------------- ---------------- -------------- ---------------


EFFECTIVE NOVEMBER 14, 2008, ON PAGE 140, PLEASE DELETE THE TABLE ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND

------------------------------------ ---------------------------- --------------------------
SECURITY OWNERSHIP OF
 PORTFOLIO MANAGERS                       Anthony Balestrieri          JoAnne M. Bianco
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
None                                              X                           X
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$1-$10,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$10,001-$50,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$50,001-$100,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$100,001-$500,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$500,001-$1,000,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
Over $1,000,000
------------------------------------ ---------------------------- --------------------------


This Supplement is dated November 14, 2008.

(To be used with V3180 10/08 and V3180PROXY 10/08.)

                                                                   CMX2548 11/08